PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2019 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.5%
Municipal Bonds
Abag Fin. Auth. For Nonprofit Corp. Rev.,
Episcopal Senior Communities, Rfdg.	6.125%	07/01/41	475	$ 506,388
Sharp Healthcare, Series A, Rfdg.	5.000	08/01/43	2,000	2,227,300
Alameda Corridor Trans. Auth. Rev.,
Sub. Lien, Series B, Rfdg.	5.000	10/01/34	2,150	2,515,177
Sub. Lien, Series B, Rfdg.	5.000	10/01/37	1,700	1,980,279
Anaheim Calif. Pub. Fing. Auth. Rev., Series A, Rfdg.	5.000	05/01/39	1,000	1,140,960
Bay Area Toll Auth. Rev.,
Series F-1	5.000	04/01/56	1,000	1,190,420
Series F-1, Rfdg. (Pre-refunded date 04/01/24)(ee)	5.000	04/01/54	1,000	1,169,630
California Cnty. Tob. Secur. Agcy. Rev.,
Asset-Bkd.	5.450	06/01/28	500	505,945
Tob. Conv. Bonds, LA Cnty. Series B (Converted to Fixed on 12/01/10)	5.250	06/01/21	925	926,332
Tob. Conv. Bonds, Series B, Rfdg. (Converted to Fixed on 12/01/08)	5.100	06/01/28	850	850,340
California Edl. Facs. Auth. Rev.,
Pepperdine Univ., Rfdg.	5.000	10/01/49	2,000	2,363,260
Stanford Univ., Series V-1	5.000	05/01/49	1,500	2,301,885
California Hlth. Facs. Fing. Auth. Rev.,
Cedars Sinai Med. Ctr., Rfdg.	5.000	11/15/33	1,000	1,202,540
City of Hope Oblig. Grp.	4.000	11/15/45	1,055	1,182,170
Kaiser Permanente, Series C (Mandatory put date 11/01/29)(cc)	5.000	06/01/41	1,000	1,306,220
Kaiser Permanente, Sub., Series A-2, Rfdg.	4.000	11/01/44	3,045	3,376,113
Stanford Healthcare, Series A, Rfdg.	5.000	08/15/54	1,000	1,138,910
Stanford Hosp., Series A-3, Rfdg. (Pre-refunded date 11/15/21)(ee)	5.500	11/15/40	500	543,805
Sutter Hlth., Series A, Rfdg.	5.000	08/15/43	1,500	1,743,825
Sutter Hlth., Series D, Rfdg.	5.250	08/15/31	1,000	1,067,860
California Muni. Fin. Auth. Rev.,
Amern. Heritage Ed., Series A, Rfdg.	4.000	06/01/26	845	908,595
CHF-Davis I, LLC, West Village Student Hsg. Proj.	5.000	05/15/37	250	300,648
CHF-Davis I, LLC, West Village Student Hsg. Proj.	5.000	05/15/38	1,000	1,200,170
CHF-Davis I, LLC, West Village Student Hsg. Proj.	5.000	05/15/51	1,000	1,182,360
Series A, 144A	5.500	06/01/48	250	279,668
Sr. Lien-LINXS APM Proj., Series A, AMT	5.000	12/31/43	1,500	1,752,675
Sr. Lien-LINXS APM Proj., Series A, AMT	5.000	12/31/47	3,500	4,072,425
UCR North Dist. Phase 1 Student Hsg. Proj.	5.000	05/15/52	1,000	1,195,440
United Airlines Inc. Proj., AMT	4.000	07/15/29	750	846,135
Var. Exxonmobil Proj., Rfdg., FRDD	1.000(cc)	12/01/29	4,130	4,130,000
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev.,
Amern. Wtr. Cap. Corp. Proj., 144A	5.250	08/01/40	1,250	1,278,250

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., (cont’d.)
Green Bond-Calplant I Proj., AMT, 144A	7.000%	07/01/22	250	$ 255,725
Green Bond-Calplant I Proj., AMT, 144A	8.000	07/01/39	500	544,250
California Pub. Fin. Auth. Rev., Sharp Healthcare, Series A, Rfdg.	4.000	08/01/47	2,090	2,317,559
California Sch. Fin. Auth. Chrt. Sch. Rev.,
Alliance CLG-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	1,000	1,106,420
Alliance CLG-Ready Pub. Schs., Series A, Rfdg., 144A	4.000	07/01/26	300	329,442
Aspire Pub. Schs., Series A, Rfdg., 144A	5.000	08/01/40	2,085	2,319,104
Aspire Pub. Schs., Series A, Rfdg., 144A	5.000	08/01/46	1,000	1,105,540
Granada Hills Charter Oblig. Grp., 144A	5.000	07/01/54	1,000	1,125,420
Green Dot Pub. Sch. Proj., Series A, 144A	5.000	08/01/45	610	678,924
Kipp. LA. Proj., Series A, 144A	5.000	07/01/45	1,000	1,128,410
Kipp. LA. Proj., Series A, 144A	5.000	07/01/47	1,130	1,302,845
Kipp. Socal Pub. Schs., Series A, 144A	5.000	07/01/49	1,000	1,177,270
Summit Pub. Schs., 144A	5.000	06/01/47	1,000	1,130,400
California St.,
GO	5.000	03/01/45	2,000	2,318,320
GO	5.250	11/01/40	750	776,025
GO, Rfdg.	3.250	04/01/45	1,000	1,055,880
GO, Rfdg.	5.000	08/01/45	1,500	1,756,635
GO, Rfdg.	5.000	08/01/46	1,500	1,787,805
Unrefunded Balance, GO	5.500	04/01/30	5	5,017
Var. Purp., GO	4.000	04/01/49	2,000	2,271,060
Var. Purp., GO	5.250	04/01/35	1,250	1,363,525
Var. Purp., GO	5.500	11/01/39	880	881,883
Var. Purp., GO	5.500	03/01/40	2,000	2,020,460
Var. Purp., GO	6.000	03/01/33	2,750	2,783,275
Var. Purp., GO, Rfdg.	5.000	09/01/41	5,000	5,312,650
Var. Purp., GO, Rfdg.	5.000	10/01/41	1,250	1,327,975
Var. Purp., GO, Rfdg.	5.000	10/01/47	2,000	2,366,520
California St. Pub. Wks. Brd. Lease Rev., Judicial Council Projs., Series D	5.000	12/01/31	1,000	1,076,370
California St. Univ. Rev., Series A, Systemwide, Rfdg.	5.000	11/01/37	1,250	1,339,787
California Statewide Cmntys. Dev. Auth. Rev.,
899 Charleston Proj., Series A, Rfdg., 144A	5.250	11/01/44	250	273,763
Cottage Hlth. Oblig. Grp., Rfdg.	5.000	11/01/40	1,000	1,028,910
Green Marin General Hosp. Proj., Series A	4.000	08/01/45	1,250	1,305,888
John Muir Hlth., Series A, Rfdg.	4.000	08/15/46	1,000	1,088,500
John Muir Hlth., Series A, Rfdg.	4.000	08/15/51	2,155	2,331,925
John Muir Hlth., Series A, Rfdg.	5.000	12/01/53	950	1,150,203
Loma Linda Univ. Med. Ctr., Series A, 144A	5.250	12/01/56	1,000	1,132,880
Loma Linda Univ. Med. Ctr., Series A, 144A	5.500	12/01/58	500	589,455

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California Statewide Cmntys. Dev. Auth. Rev., (cont’d.)
Loma Linda Univ. Med. Ctr., Series A, Rfdg.	5.250%	12/01/44	1,085	$ 1,202,712
Methodist Hosp. of Southern CA Proj.	5.000	01/01/33	240	290,772
Methodist Hosp. of Southern CA Proj.	5.000	01/01/48	1,975	2,303,186
Polytechnic Sch.	5.000	12/01/34	2,000	2,000,000
Spl. Tax No. 97-1, CABS	3.812(s)	09/01/22	745	671,372
Sutter Hlth., Series A (Pre-refunded date 08/15/20)(ee)	6.000	08/15/42	2,000	2,069,860
Chula Vista Calif. Indl. Dev. Rev., San Diego Gas, Series D, Rmkt., Rfdg.	5.875	01/01/34	1,000	1,003,460
Chula Vista Muni. Fing. Auth., Spl.Tax, Rfdg.	5.000	09/01/21	500	533,620
City of La Verne CA, Brethren Hillcrest Homes, COP, Rfdg.	5.000	05/15/36	1,250	1,334,887
Fontana Spl. Tax, Cmnty. Facs. Dist. #22 Sierra Hills, Rfdg.	5.000	09/01/34	500	550,505
Golden St. Tob. Secur. Corp. Rev.,
Series A-1, Rfdg.	5.000	06/01/27	740	895,060
Series A-1, Rfdg.	5.000	06/01/28	1,275	1,536,158
Series A-1, Rfdg.	5.000	06/01/29	1,250	1,490,675
Series A-1, Rfdg.	5.250	06/01/47	1,000	1,035,330
Guam Intl. Arpt. Auth. Rev., Series C, AMT, Rfdg.	6.375	10/01/43	500	569,685
Inland Vlly. Dev. Agcy., Tax Alloc., Series A, Rfdg.	5.000	09/01/44	500	562,715
Irvine Uni. Sch. Dist., Spl. Tax, Series A, Cmnty. Facs. Dist. No. 09-1	4.000	09/01/54	1,000	1,114,430
Jurupa Pub. Fing. Auth., Spl. Tax, Series A, Rfdg.	5.000	09/01/42	1,250	1,406,687
La Mesa-Spring Vly. Sch. Dist., GO, Election of 2002, Series B, CABS, Rfdg., NATL	1.390(s)	08/01/23	2,000	1,900,780
Lincoln Pub. Fing., Auth. Spl. Assmt., Twelve Bridges Sub. Dist., Series B, Rfdg.	6.000	09/02/27	1,000	1,077,680
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	2,560	3,380,429
Series A	5.500	11/15/30	1,375	1,808,180
Series A	5.500	11/15/32	440	593,793
Los Angeles Calif. Dept. Arpts. Rev.,
Series A, AMT	5.000	05/15/38	2,500	2,771,175
Series A, AMT	5.250	05/15/48	1,000	1,221,610
Series A, AMT, Rfdg.	5.000	05/15/43	1,000	1,215,470
Series A, Sub., AMT, Rfdg.	4.000	05/15/44	1,000	1,124,890
Series D, AMT	4.000	05/15/44	1,250	1,395,725
Los Angeles Cnty. Regional Fing. Auth. Rev., Montecedro, Inc. Proj., Series A	5.000	11/15/44	1,250	1,368,675

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Los Angeles Dept. of Wtr. Rev.,
Green Bond, Sub., Wtr. Sys., Series A	4.000%	06/01/42	1,500	$ 1,668,270
Wtr. Sys., Series B	5.000	07/01/34	2,500	2,833,800
Metro. Wtr. Dist. of Southern Calif. Rev., Unrefunded Balance, Series A	5.750	07/01/21	1,085	1,122,791
M-S-R Energy Auth. Rev., Series A	6.500	11/01/39	1,000	1,547,960
Northern Calif. Transmission Agy. Rev., Calif.- Oregon Proj., Series A, Rfdg.	5.000	05/01/39	750	897,075
Orange Cnty. Cmnty. Facs. Dist. Spl. Tax,
No. 2015-1 Esencia Vlg., Series A	5.250	08/15/45	2,150	2,417,417
No. 2017-1 Esencia Vlg., Series A	5.000	08/15/47	1,500	1,738,890
Orange Cnty. Trans. Auth. Rev., Express Lane Sr. Lien 91, Rfdg.	5.000	08/15/29	1,000	1,140,320
Palomar Pomerado Healthcare Dist., COP (Pre-refunded date 11/01/20)(ee)	6.000	11/01/41	1,200	1,254,384
Pittsburg Redev. Agy. Tax Alloc. Rev., Sub., Series A, Rfdg., AGM	5.000	09/01/29	1,750	2,094,417
Pittsburg Success Agy. Redev. Agy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	1.760(s)	08/01/26	1,375	1,223,310
Port of Oakland Rev.,
Series O, Rfdg., AMT	5.125	05/01/30	1,000	1,049,600
Sr. Lien., Series P, Rfdg., AMT	5.000	05/01/33	1,750	1,902,337
Poway Uni. Sch. Dist. Pub. Fing. Auth., Spl. Tax, Series A, Rfdg.	5.000	09/01/35	1,000	1,110,470
Puerto Rico Comnwlth. Aqu. & Sew. Auth. Rev.,
Sr. Lien, Series A, Rfdg.	5.750	07/01/37	390	411,590
Sr. Lien, Series A, Rfdg.	6.000	07/01/47	325	345,358
Puerto Rico Sales Tax Fing. Corp. Rev.,
Series A-1, CABS	2.802(s)	07/01/24	538	473,515
Series A-1, CABS	2.993(s)	07/01/27	1,644	1,312,175
Series A-2	4.329	07/01/40	1,000	1,011,550
Rancho Cucamonga Redev. Agy. Successor Agy. Tax Alloc., Rancho Redev. Proj. Area, Rfdg., AGM	5.000	09/01/32	450	522,522
Redding Elec. Sys. Rev., RIBS,
NATL, ETM, Rfdg.(ee)	9.820(e)	07/01/22	745	849,903
NATL, ETM, Rfdg., Linked SAVRS(ee)	6.368	07/01/22	25	26,760
Riverside Cnty. Infrast. Fing. Auth. Rev., Series A, Rfdg.	4.000	11/01/37	1,250	1,383,537
Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj.	5.250	11/01/45	1,000	1,191,470
Riverside Cnty. Trans. Commission Rev., Sr. Lien, Series A	5.750	06/01/44	500	561,590

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)

Roseville Spl. Tax, WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000%	09/01/37	500	$ 566,460
Sacramento Area Flood Control Agy. Spl. Assessment, Series A, Rfdg.	5.000	10/01/41	1,000	1,202,210
Sacramento Cnty. Arpts. Sys. Rev., Series C, Rfdg., AMT	5.000	07/01/39	1,000	1,208,920
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev.,
Spl. Tax, Cmnty. Facs. Dist. #2004-1, Mcclellan Park, Rfdg.	5.000	09/01/40	1,085	1,276,264
Var.-Regl., Series B, Rfdg., NATL, 3 Month LIBOR + 0.530%	1.962(c)	12/01/35	1,000	958,092
San Buenaventura Rev.,
Cmnty. Mem. Hlth. Sys.	7.500	12/01/41	500	550,885
Cmnty. Mem. Hlth. Sys.	8.000	12/01/26	500	561,535
San Diego Cmnty. College Dist., Election of 2006, GO (Pre-refunded date 08/01/21)(ee)	5.000	08/01/41	1,500	1,599,075
San Diego Cnty. Regl. Arpt. Auth. Rev.,
Series B, Sub., AMT, Rfdg.	4.000	07/01/44	750	833,633
Sr. Series B, AMT	5.000	07/01/43	2,000	2,213,200
San Diego Pub. Facs. Fing. Auth. Rev., Cap. Impt. Projs., Series A	5.000	10/15/44	1,000	1,172,620
San Diego Uni. Sch. Dist., Series L, GO	4.000	07/01/49	2,000	2,268,880
San Francisco City & Cnty. Arpts. Comm. Rev.,
Second Series A, Rfdg., AMT	5.000	05/01/31	1,000	1,081,680
Second Series A, Rfdg., AMT	5.000	01/01/47	1,000	1,193,540
Second Series A, Rfdg., AMT	5.250	05/01/33	500	561,990
Second Series C, Unrefunded, AMT	5.000	05/01/25	1,555	1,634,305
Second Series F, Rfdg., AMT	5.000	05/01/28	1,000	1,050,070
Series A, Rfdg., AMT	4.000	05/01/49	1,000	1,109,880
Series A, Rfdg., AMT	5.000	05/01/49	1,500	1,812,105
San Leandro Cmnty. Facs., Spl. Tax Dist. No. 1	6.500	09/01/25	2,160	2,167,819
Santa Margarita Wtr. Dist. Spl. Tax, Cmnty. Facs. Dist. No. 2013-1	5.625	09/01/36	315	357,746
Santa Maria Joint Union H.S. Dist., Election of 2004, CABS, GO, NATL	2.059(s)	08/01/29	1,250	1,025,325
Santa Monica Cmnty. College Dist. Election of 2002, Series A, GO, NATL	1.968(s)	08/01/28	1,055	890,198
Southern Calif. Pub. Pwr. Auth. Rev., Proj. 1, Series A	5.000	11/01/33	435	557,357
Southern Calif. Tob. Secur. Auth. Rev.,
San Diego Co., Asset security, Rfdg.	5.000	06/01/48	1,000	1,181,070

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Southern Calif. Tob. Secur. Auth. Rev., (cont’d.)
San Diego Co., Tob. Security, Rfdg.	5.000%	06/01/48	500	$574,840
Stockton Pub. Fing. Auth. Rev., Delta Wtr. Sply. Proj., Series A, Rmkt. (Pre-refunded date 10/01/23)(ee)	6.250	10/01/40	700	805,469
Walnut Energy Ctr. Auth. Rev., Rfdg.	5.000	01/01/34	1,000	1,165,750

TOTAL INVESTMENTS 99.5% (cost $184,954,366)				198,353,195
Other assets in excess of liabilities 0.5%				919,043

Net Assets 100.0%				$ 199,272,238

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
CABS—Capital Appreciation Bonds
COP—Certificates of Participation
ETM—Escrowed to Maturity
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
LIBOR—London Interbank Offered Rate
NATL—National Public Finance Guaranty Corp.
Rfdg—Refunding
RIBS—Residual Interest Bonds
SAVRS—Select Auction Variable Rate Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(e)	Inverse floating rate bond. The coupon is inversely indexed to a floating rate. The rate shown is the rate at November 30, 2019.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(s)	Represents zero coupon. Rate quoted represents effective yield at November 30, 2019.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).